OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Other liabilities [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	December 31, 2022	December 31, 2021
Warrant liability (i)	$15,945	$15,465
Share-based payment liability (ii)	983	—
Orion - Conversion and change of controls rights (iii)	27,029	18,534
Sprott - Conversion and change of controls rights (iii)	5,299	3,895
Deferred consideration (iv)	45,805	42,543
Offtake liability (v)	730	730
Total other liabilities	95,791	81,167
Less current portion	46,181	15,795
Long-term portion	$49,610	$65,372
Warrant liability
In connection with the Plan of Arrangement with Equinox discussed in Note 1 (a) of these Financial Statements, the Company issued
7.73 million Common Share Purchase Warrants (“warrants”) which are exercisable into one fully paid and non-assessable common share of the Company at an exercise price of C$3.64 per share until October 7, 2022. The warrants included a four month hold period. The initial fair value[3] of the warrants recognized on inception was $2.9 million and at December 31, 2022 nil ($2.2 million at December 31, 2021). The warrants expired during the year ended December 31, 2022.

In connection with the Transaction, the Company assumed a warrant liability for 40% of 2.0 million Premier warrants that were outstanding with Orion Mine Finance on the date of the Transaction. On the exercise of the warrants, the Company will issue 800,000 shares of the Company in settlement. The liability has been recorded as a reduction in the equity issued on the spin-out of Premier USA to the Company. The initial fair value[1] of the replacement warrants recognized on inception was $0.5 million and at December 31, 2022 nil ($0.8 million at December 31, 2021). The warrants were exercised during the year ended December 31, 2022.

In connection with the Acquisition of Osgood as further described in Note 1(b) of these Financial Statements, the Company issued
12.1 million warrants which are exercisable into one fully paid and non-assessable common share of the Company at an exercise price of C$3.64 per share until April 14, 2024. The warrants included a four month hold period. The initial fair value[1] of the warrants recognized on inception was $6.1 million and at December 31, 2022 $10.1 million ($8.9 million at December 31, 2021). Subsequent to the year ended December 31, 2022, Waterton exercised 350,000 warrants to purchase 350,000 common shares of the Company.

In connection with the financing as further described in Note 1(d) of these Financial Statements, the Company issued 5.5 million common share warrants exercisable at C$3.275 per share with an exercise period of 36 months or until December 13, 2024. The initial fair value of the warrants recognized on inception was $3.5 million and at December 31, 2022 $5.9 million ($3.5 million at December 31, 2021).

The warrants are considered derivatives because their exercise price is in C$ whereas the Company’s functional currency is in USD. Accordingly, the Company recognizes the warrants as liabilities at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2022, the Company recognized a loss on the revaluation of the liability of $1.0 million ($2.5 million loss for the year ended December 31, 2021) through the statement of income as further described in Note 18 of these Financial Statements.

The fair value of the warrants were calculated using the Black-Scholes option pricing model, or a Monte Carlo simulation model, if applicable taking into the account the four months hold restriction, and with the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Risk free rate	3.96% to 4.25%	0.18% to 0.69%
Warrant expected life	15 to 24 months	4 to 30 months
Expected volatility	56% to 60%	50% to 57%
Expected dividend	0%	0%
Share price	C$3.78	C$3.11

As of December 31, 2022, there were 17,561,152 warrants outstanding (26,099,806 at December 31, 2021).
Share-based payment liabilityThe Company recognized a share-based payment liability of $1.0 million at December 31, 2022 (nil at December 31, 2021) under the Company's restricted and deferred share unit plans as discussed in Note 13(e) of these Financial Statements. The current portion of the liability is $0.4 million at December 31, 2022 (nil at December 31, 2021) representing the cash settlement expected on the next vesting date.Conversion and change of controls rightThe financial liability represents the conversion and change of control rights included in the Orion and Sprott Convertible Loans as further described in Note 1(d), Note 10 and Note 24(d) of these Financial Statements.Deferred considerationIn connection with the acquisition of Ruby Hill the Company recorded a financial liability associated with the milestone payments subject to an early prepayment option, as further described in Note 1(b) of these Financial Statements. The Company recognizes the liability at fair value with changes in fair value recognized in profit or loss. The initial fair value of the liability recognized on inception was $41.9 million and $45.8 million at December 31, 2022 ($42.5 million at December 31, 2021). For the year ended December 31, 2022, the Company recognized a loss on the revaluation of the liability of $3.3 million through the statement of income as further described in Note 18 of these financial statements.Subsequent to the year ended December 31, 2022, the Company exercised the early prepayment option and paid to Waterton total consideration of $27.0 million in satisfaction of the First Milestone Payment and Second Milestone Payment, as further described in Note 1(b) of these Financial Statements. Consideration paid to Waterton consisted of $11.0 million in cash and 5,515,313 common shares of the Company.Offtake liabilityThe financial liability represents the gold look back component of the offtake agreement discussed in Note 1(b) and Note 24 of these Financial Statements.